CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $) In Thousands, unless otherwise specified	Total	Ordinary Shares	Additional Paid-in Capital	Treasury Stock	Accumulated Other Comprehensive Income (Loss)	Retained Earnings
Beginning balance at Sep. 30, 2010	$ 3,229,380	$ 3,956	$ 2,402,163	$ (1,309,161)	$ 1,952	$ 2,130,470
Beginning balance, Shares at Sep. 30, 2010		193,049
Comprehensive income:
Net income	346,665					346,665
Other comprehensive income (loss)	(21,608)				(21,608)
Comprehensive income	325,057
Employee stock options exercised	56,459	42	56,417
Employee stock options exercised, Shares		2,590
Repurchase of shares	(624,241)			(624,241)
Repurchase of shares, Shares		(21,866)
Issuance of restricted stock, net of forfeitures	15	15
Issuance of restricted stock, net of forfeitures, Shares		919
Equity-based compensation expense related to employees	36,631		36,631
Ending balance at Sep. 30, 2011	3,023,301	4,013	2,495,211	(1,933,402)	(19,656)	2,477,135
Ending balance, Shares at Sep. 30, 2011		174,692
Comprehensive income:
Net income	391,371					391,371
Other comprehensive income (loss)	(5,845)				(5,845)
Comprehensive income	385,526
Employee stock options exercised	86,666	56	86,610
Employee stock options exercised, Shares		3,585
Repurchase of shares	(484,608)			(484,608)
Repurchase of shares, Shares		(16,288)
Cash dividends declared	(21,120)					(21,120)
Issuance of restricted stock, net of forfeitures	8	8
Issuance of restricted stock, net of forfeitures, Shares		465
Equity-based compensation expense related to employees	43,429		43,429
Ending balance at Sep. 30, 2012	3,033,202	4,077	2,625,250	(2,418,010)	(25,501)	2,847,386
Ending balance, Shares at Sep. 30, 2012	162,454	162,454
Comprehensive income:
Net income	412,439					412,439
Other comprehensive income (loss)	26,133				26,133
Comprehensive income	438,572
Employee stock options exercised	213,420	112	213,308
Employee stock options exercised, Shares	7,243	7,243
Repurchase of shares	(367,061)			(367,061)
Repurchase of shares, Shares	(10,370)	(10,370)
Cash dividends declared	(83,700)					(83,700)
Issuance of restricted stock, net of forfeitures	10	10
Issuance of restricted stock, net of forfeitures, Shares		735
Equity-based compensation expense related to employees	40,340		40,340
Ending balance at Sep. 30, 2013	$ 3,274,783	$ 4,199	$ 2,878,898	$ (2,785,071)	$ 632	$ 3,176,125
Ending balance, Shares at Sep. 30, 2013	160,062	160,062